Borrowings - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Unsecured revolving bank loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.80%	0.80%	0.70%
Unsecured revolving bank loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.79%	4.79%	8.99%
Longterm bank loans with fixed interest rates [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.20%	1.20%	1.20%
Long term bank loans with fixed interest rates	$ 1,500,000	$ 50,607	$ 1,500,000